Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - June | Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $4.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.70%
Innovator Growth-100 Power Buffer ETF™ - June | Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $450.71 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Innovator Growth-100 Power Buffer ETF™ - June | Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $523.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Growth-100 Power Buffer ETF™ - June | Invesco QQQ Trust Series 1, Expiration: 05/30/2025; Exercise Price: $383.10 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)